UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET

LIQUID RESERVES

FORM N-Q

MAY 31, 2012

Notes to Schedule of Investments (unaudited)

Investments in Liquid Reserves Portfolio, at value $1,189,745,265.

1. Organization and significant accounting policies

Western Asset Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (2.1% at May 31, 2012) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that recognizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

2. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 101.2%
Asset-Backed Commercial Paper - 0.2%
Straight-A Funding LLC	0.170%	6/25/12	$100,000,000	$99,988,667	(a)(b)

Bank Notes - 0.2%
JPMorgan Chase Bank N.A.	0.496%	12/18/12	100,000,000	100,000,000	(c)

Certificates of Deposit - 28.3%
Australia & New Zealand Banking	0.370%	2/4/13	150,000,000	150,000,000
Australia & New Zealand Banking	0.370%	2/15/13	100,000,000	100,000,000
Bank of Montreal Chicago	0.190%	6/15/12	400,000,000	400,000,000
Bank of Montreal Chicago	0.200%	8/20/12	497,000,000	497,000,000
Bank of Montreal Chicago	0.300%	9/4/12	197,350,000	197,350,000
Bank of Nova Scotia	0.674%	6/11/12	25,000,000	25,001,307	(c)
Bank of Nova Scotia	0.350%	8/10/12	200,000,000	200,000,000
Bank of Nova Scotia	0.320%	10/3/12	165,000,000	165,000,000
Bank of Nova Scotia	0.509%	11/9/12	300,000,000	300,000,000	(c)
Bank of Nova Scotia	0.469%	5/31/13	500,000,000	500,000,000	(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.430%	6/25/12	347,000,000	347,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.420%	7/23/12	265,000,000	265,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.350%	8/27/12	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.350%	8/27/12	115,000,000	115,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.480%	10/3/12	125,000,000	125,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.480%	10/17/12	273,000,000	273,000,000
Barclays Bank PLC	0.430%	8/20/12	400,000,000	400,000,000
Barclays Bank PLC	0.410%	8/24/12	700,000,000	700,000,000
Branch Banking & Trust Co.	0.420%	10/25/12	500,000,000	500,000,000
Canadian Imperial Bank	0.350%	6/1/12	225,000,000	225,000,000
Canadian Imperial Bank	0.489%	4/9/13	450,000,000	450,000,000	(c)
Chase Bank USA N.A.	0.300%	9/26/12	120,000,000	120,000,000
Commonwealth Bank of Australia	0.320%	9/27/12	200,000,000	200,000,000
Credit Suisse NY	0.400%	7/23/12	300,000,000	300,000,000
Deutsche Bank AG NY	0.400%	6/8/12	132,000,000	132,000,000
Deutsche Bank AG NY	0.480%	7/24/12	425,000,000	425,000,000
Deutsche Bank AG NY	0.750%	9/24/12	424,000,000	424,000,000
Deutsche Bank AG NY	0.717%	10/19/12	125,000,000	125,000,000	(c)
National Australia Bank of NY	0.600%	3/5/13	175,000,000	175,000,000	(c)
National Bank of Canada	0.430%	7/11/12	270,000,000	270,000,000
National Bank of Canada	0.180%	7/23/12	105,000,000	105,000,000
Nordea Bank Finland PLC	0.380%	11/29/12	149,000,000	149,000,000
Rabobank Nederland NY	0.550%	9/19/12	549,000,000	549,000,000
Royal Bank of Canada	0.479%	7/9/12	275,000,000	275,000,000	(c)
Royal Bank of Canada	0.540%	9/24/12	275,000,000	275,000,000	(c)
Royal Bank of Canada	0.459%	4/10/13	250,000,000	250,000,000	(c)
Royal Bank of Canada	0.560%	6/4/13	350,000,000	350,000,000	(c)
Skandinaviska Enskilda Banken AB	0.520%	6/11/12	499,000,000	499,000,000
Standard Chartered Bank NY	0.440%	7/23/12	533,000,000	533,000,000
Standard Chartered Bank NY	0.720%	8/31/12	200,000,000	200,000,000
Standard Chartered Bank NY	0.500%	10/19/12	199,250,000	199,250,000
Standard Chartered Bank NY	0.505%	11/20/12	200,000,000	200,004,766
State Street Bank & Trust Co.	0.190%	8/20/12	425,000,000	425,000,000
Sumitomo Mitsui Banking Corp.	0.410%	6/8/12	447,500,000	447,500,000
Sumitomo Mitsui Banking Corp.	0.410%	7/23/12	195,000,000	195,000,000
Sumitomo Mitsui Banking Corp.	0.455%	10/17/12	548,000,000	548,000,000
Svenska Handelsbanken AB	0.580%	8/13/12	298,000,000	298,000,000
Svenska Handelsbanken AB	0.380%	10/5/12	225,000,000	225,000,000
Svenska Handelsbanken AB	0.350%	11/9/12	125,000,000	125,000,000
Swedbank AB	0.450%	8/27/12	350,000,000	350,000,000
Toronto Dominion Bank NY	0.280%	8/27/12	475,000,000	475,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - continued
Toronto Dominion Bank NY	0.270%	9/14/12	$325,000,000	$325,000,000
Toronto Dominion Bank NY	0.466%	2/4/13	100,000,000	100,000,000	(c)
U.S. Bank N.A.	0.160%	6/25/12	250,000,000	250,000,000
UBS AG Stamford CT	0.745%	8/8/12	349,000,000	349,000,000

Total Certificates of Deposit				15,952,106,073

Certificates of Deposit (Euro) - 2.6%
HSBC Bank PLC	0.370%	10/23/12	225,000,000	225,004,492
ING Bank	0.450%	7/19/12	400,000,000	400,005,328
National Australia Bank Ltd.	0.345%	10/23/12	350,000,000	350,006,987
National Australia Bank Ltd.	0.550%	12/5/12	475,000,000	475,024,572

Total Certificates of Deposit (Euro)				1,450,041,379

Commercial Paper - 32.6%
ANZ National International Ltd.	0.250%	9/10/12	200,000,000	199,859,722	(a)(b)
ANZ National International Ltd.	0.381%	10/18/12	100,000,000	99,853,278	(a)(b)
ANZ National International Ltd.	0.361%	11/5/12	100,000,000	99,843,000	(a)(b)
ASB Finance Ltd.	0.603%	11/26/12	100,000,000	99,703,333	(a)(b)
ASB Finance Ltd.	0.603%	12/14/12	100,000,000	99,673,333	(a)(b)
Australia & New Zealand Banking Group Ltd.	0.351%	8/31/12	200,000,000	199,823,055	(a)(b)
Australia & New Zealand Banking Group Ltd.	0.295%	11/8/12	187,000,000	186,754,823	(a)(b)
Automatic Data Processing Inc.	0.160%	6/5/12	250,000,000	249,995,555	(a)(b)
Commonwealth Bank of Australia	0.341%	9/6/12	105,000,000	104,903,808	(a)(b)
Commonwealth Bank of Australia	0.331%	10/17/12	100,000,000	99,873,500	(a)(b)
Commonwealth Bank of Australia	0.331%	10/19/12	100,000,000	99,871,667	(a)(b)
Commonwealth Bank of Australia	0.537%	5/20/13	175,000,000	175,000,000	(b)
Commonwealth Bank of Australia	0.537%	5/24/13	150,000,000	150,000,000	(b)
Commonwealth Bank of Australia	0.005%	5/31/13	100,000,000	99,995,000	(a)(b)
Credit Suisse NY	0.401%	7/17/12	296,000,000	295,848,712	(a)
Credit Suisse NY	0.491%	8/7/12	250,000,000	249,772,014	(a)
Credit Suisse NY	0.501%	10/9/12	225,000,000	224,593,750	(a)
Credit Suisse NY	0.451%	11/1/12	50,000,000	49,904,375	(a)
Credit Suisse NY	0.451%	11/21/12	130,000,000	129,718,875	(a)
DBS Bank Ltd.	0.300%	8/6/12	100,000,000	99,945,000	(a)(b)
DBS Bank Ltd.	0.310%	10/11/12	125,000,000	124,857,916	(a)(b)
DBS Bank Ltd.	0.310%	10/16/12	250,000,000	249,705,069	(a)(b)
DBS Bank Ltd.	0.310%	10/24/12	100,000,000	99,875,139	(a)(b)
DnB NOR Bank ASA	0.280%	7/9/12	197,000,000	196,941,776	(a)(b)
DnB NOR Bank ASA	0.552%	8/7/12	245,000,000	244,749,215	(a)(b)
DnB NOR Bank ASA	0.521%	9/7/12	415,000,000	414,412,545	(a)(b)
DnB NOR Bank ASA	0.501%	10/11/12	125,000,000	124,770,833	(a)(b)
General Electric Capital Corp.	0.341%	8/21/12	195,000,000	194,850,825	(a)
General Electric Capital Corp.	0.341%	8/28/12	150,000,000	149,875,333	(a)
General Electric Capital Corp.	0.341%	8/29/12	135,000,000	134,886,525	(a)
General Electric Capital Corp.	0.341%	8/30/12	200,000,000	199,830,000	(a)
General Electric Capital Corp.	0.321%	11/5/12	500,000,000	499,302,221	(a)
General Electric Capital Corp.	0.321%	11/20/12	100,000,000	99,847,111	(a)
HSBC Bank PLC	0.336%	8/15/12	200,000,000	199,860,417	(a)(b)
HSBC Bank PLC	0.336%	8/15/12	150,000,000	149,895,313	(a)(b)
HSBC Bank PLC	0.321%	11/26/12	200,000,000	199,683,556	(a)(b)
HSBC Bank PLC	0.502%	12/17/12	425,000,000	423,825,348	(a)(b)
ING U.S. Funding LLC	0.425%	6/25/12	350,000,000	349,900,834	(a)
ING U.S. Funding LLC	0.370%	7/10/12	140,000,000	139,943,883	(a)
ING U.S. Funding LLC	0.476%	8/20/12	232,000,000	231,755,111	(a)
JPMorgan Chase & Co.	0.280%	10/2/12	247,000,000	246,763,704	(a)
National Australia Funding	0.351%	9/24/12	125,000,000	124,860,243	(a)(b)

National Australia Funding	0.346%	11/5/12	125,000,000	124,811,927	(a)(b)
National Bank of Canada	0.331%	9/6/12	375,000,000	374,666,563	(a)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
National Bank of Canada	0.331%	9/6/12	$200,000,000	$199,822,167	(a)
Nestle Capital Corp.	0.331%	7/20/12	550,000,000	549,752,959	(a)(b)
Nordea North America Inc.	0.642%	7/17/12	300,000,000	299,754,666	(a)
Nordea North America Inc.	0.496%	9/6/12	175,000,000	174,766,594	(a)
Nordea North America Inc.	0.441%	9/10/12	297,000,000	296,633,370	(a)
Nordea North America Inc.	0.371%	10/3/12	100,000,000	99,872,555	(a)
NRW Bank	0.250%	7/9/12	1,000,000,000	999,736,109	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	0.351%	10/17/12	200,000,000	199,731,667	(a)
Oversea-Chinese Banking Corp. Ltd.	0.401%	11/13/12	200,000,000	199,633,333	(a)
Oversea-Chinese Banking Corp. Ltd.	0.401%	11/21/12	100,000,000	99,807,778	(a)
Oversea-Chinese Banking Corp. Ltd.	0.431%	11/30/12	200,000,000	199,565,222	(a)
Oversea-Chinese Banking Corp. Ltd.	0.431%	12/4/12	100,000,000	99,777,833	(a)
Rabobank USA Finance Corp.	0.350%	6/1/12	200,000,000	200,000,000	(a)
Reckitt Benckiser Treasury	0.502%	12/17/12	100,000,000	99,723,611	(a)(b)
Reckitt Benckiser Treasury	0.552%	1/7/13	100,000,000	99,663,889	(a)(b)
Reckitt Benckiser Treasury	0.552%	1/8/13	150,000,000	149,493,542	(a)(b)
Reckitt Benckiser Treasury	0.613%	2/13/13	120,200,000	119,676,562	(a)(b)
Royal Bank of Scotland PLC	0.170%	6/1/12	1,600,000,000	1,600,000,000	(a)
Siemens Capital Co. LLC	0.150%	6/18/12	500,000,000	499,964,584	(a)(b)
Siemens Capital Co. LLC	0.160%	6/25/12	350,000,000	349,962,667	(a)(b)
Skandinaviska Enskilda Banken AB	0.456%	8/22/12	200,000,000	199,792,722	(a)(b)
Skandinaviska Enskilda Banken AG	0.521%	6/12/12	400,000,000	399,936,444	(a)(b)
Skandinaviska Enskilda Banken AG	0.521%	6/13/12	100,000,000	99,982,667	(a)(b)
Skandinaviska Enskilda Banken AG	0.501%	7/2/12	85,000,000	84,963,403	(a)(b)
Svenska Handelsbank Inc.	0.582%	8/28/12	75,000,000	74,893,667	(a)(b)
Svenska Handelsbank Inc.	0.582%	8/28/12	50,000,000	49,929,111	(a)(b)
Svenska Handelsbank Inc.	0.441%	9/21/12	300,000,000	299,589,333	(a)(b)
Swedbank AB	0.531%	8/22/12	170,000,000	169,794,772	(a)
Swedbank AB	0.541%	8/23/12	150,000,000	149,813,250	(a)
Swedbank AB	0.541%	8/23/12	50,000,000	49,937,750	(a)
Swedbank AB	0.451%	8/30/12	100,000,000	99,887,500	(a)
Swedbank AB	0.451%	8/30/12	70,000,000	69,921,250	(a)
Swedbank AB	0.451%	8/31/12	95,750,000	95,641,084	(a)
Toyota Motor Credit Corp.	0.501%	6/5/12	195,000,000	194,989,167	(a)
Toyota Motor Credit Corp.	0.411%	8/31/12	150,000,000	149,844,542	(a)
Toyota Motor Credit Corp.	0.331%	11/27/12	165,000,000	164,729,262	(a)
Toyota Motor Credit Corp.	0.331%	11/28/12	147,500,000	147,256,625	(a)
Toyota Motor Credit Corp.	0.371%	12/21/12	100,000,000	99,791,361	(a)
Toyota Motor Credit Corp.	0.371%	12/21/12	73,000,000	72,847,694	(a)
Westpac Banking Corp.	0.501%	7/10/12	175,000,000	174,905,208	(a)(b)
Westpac Banking Corp.	0.300%	10/25/12	195,000,000	194,762,750	(a)(b)
Westpac Banking Corp.	0.321%	11/9/12	194,600,000	194,321,507	(a)(b)
Westpac Banking Corp.	0.512%	12/10/12	340,000,000	339,075,201	(a)(b)

Total Commercial Paper				18,428,749,585

Corporate Bonds & Notes - 3.4%
American Honda Finance Corp., Notes	0.717%	11/20/12	100,000,000	100,000,000	(b)(c)
Australia & New Zealand Banking Group	0.624%	4/12/13	175,000,000	175,000,000	(b)(c)
Bank of Montreal	0.799%	4/5/13	80,000,000	80,157,293	(b)(c)
Commonwealth Bank of Australia	0.616%	11/26/12	100,000,000	100,000,000	(b)(c)
JPMorgan Chase Bank N.A.	0.360%	12/21/12	362,000,000	362,000,000	(c)
Metropolitan Life Global Funding I	0.594%	7/6/12	200,000,000	200,000,000	(b)(c)
Nordea Bank AB, Senior Notes	0.637%	11/16/12	300,000,000	300,000,000	(b)(c)
Rabobank Nederland, Senior Notes	0.606%	9/14/12	225,000,000	225,000,000	(b)(c)
Svenska Handelsbanken AB	0.636%	12/7/12	150,000,000	150,000,000	(b)(c)

Westpac Banking Corp.	0.549%	11/6/12	250,000,000	250,000,000	(b)(c)

Total Corporate Bonds & Notes				1,942,157,293

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Medium-Term Notes - 0.8%
Toyota Motor Credit Corp.	0.666%	10/18/12	$142,000,000	$142,000,000	(c)
Toyota Motor Credit Corp.	0.666%	2/1/13	200,000,000	200,000,000	(c)
Westpac Banking Corp.	0.616%	11/27/12	105,000,000	105,000,000	(c)

Total Medium-Term Notes				447,000,000

Supranationals/Sovereigns - 0.2%
European Investment Bank	0.401%	10/1/12	127,830,000	127,656,719	(a)

Time Deposits - 23.5%
Bank of Nova Scotia	0.170%	6/1/12	1,040,000,000	1,040,000,000
Bank of Tokyo Mitsubishi	0.150%	6/1/12	955,000,000	955,000,000
Barclays Bank PLC Grand Cayman	0.150%	6/1/12	590,000,000	590,000,000
Citibank Canada Toronto Branch	0.190%	6/1/12	399,593,000	399,593,000
Citibank Nassau	0.190%	6/1/12	1,270,000,000	1,270,000,000
Commonwealth of Australia	0.150%	6/1/12	750,000,000	750,000,000
DnB NOR Bank ASA	0.170%	6/1/12	1,250,000,000	1,250,000,000
National Australia Bank Grand Cayman	0.150%	6/1/12	950,000,000	950,000,000
National Bank of Canada	0.140%	6/1/12	670,000,000	670,000,000
Nordea Finland Grand Cayman	0.170%	6/1/12	910,000,000	910,000,000
Northern Trust Corp.	0.140%	6/1/12	245,500,000	245,500,000
Rabobank International Grand Cayman	0.150%	6/1/12	1,250,000,000	1,250,000,000
Royal Bank of Canada Toronto	0.150%	6/1/12	300,000,000	300,000,000
Skandinaviska Enskilda Cayman	0.170%	6/1/12	945,000,000	945,000,000
Svenska Handelsbanken Grand Cayman	0.170%	6/1/12	1,000,000,000	1,000,000,000
Swedbank Grand Cayman	0.170%	6/1/12	715,000,000	715,000,000

Total Time Deposits				13,240,093,000

U.S. Government Agencies - 0.8%
Federal Home Loan Bank (FHLB), Notes	0.350%	10/3/12	13,532,750	13,532,750
Federal Home Loan Bank (FHLB), Notes	0.360%	2/25/13	225,000,000	225,000,000	(c)
Federal National Mortgage Association (FNMA), Notes	0.229%	7/26/12	140,000,000	139,998,953	(c)
Federal National Mortgage Association (FNMA), Notes	0.360%	11/23/12	100,000,000	100,029,030	(c)

Total U.S. Government Agencies				478,560,733

U.S. Treasury Notes - 0.2%
U.S. Treasury Notes	1.375%	2/15/13	100,000,000	100,840,300

Repurchase Agreements - 8.4%
Bank of America N.A., tri-party repurchase agreement dated 5/31/12; Proceeds at maturity - $500,002,500; (Fully collateralized by various U.S. government obligations, 0.000% to 0.250% due 11/29/12 to 2/15/15; Market value - $510,000,085)	0.180%	6/1/12	500,000,000	500,000,000
Barclays Capital Inc., tri-party repurchase agreement dated 5/31/12; Proceeds at maturity - $2,350,011,750; (Fully collateralized by various U.S. government and agency obligations, 0.219% to 5.500% due 8/22/12 to 7/15/36; Market value - $2,397,091,069)	0.180%	6/1/12	2,350,000,000	2,350,000,000
Barclays Capital Inc., tri-party repurchase agreement dated 5/31/12; Proceeds at maturity - $482,114,544; (Fully collateralized by various U.S. government obligations, 0.250% to 1.500% due 4/30/14 to 7/31/16; Market value - $491,754,336)	0.190%	6/1/12	482,112,000	482,112,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - continued
Interest in $1,750,000,000 joint tri-party repurchase agreement dated 5/31/12 with RBS Securities Inc.; Proceeds at maturity - $1,410,006,658; (Fully collateralized by various U.S. government obligations, 0.250% to 1.750% due 4/30/14 to 5/15/22; Market value - $1,438,201,242)	0.170%	6/1/12	$1,410,000,000	$1,410,000,000

Total Repurchase Agreements				4,742,112,000

TOTAL INVESTMENTS - 101.2% (Cost - $57,109,305,749#)				57,109,305,749
Liabilities in Excess of Other Assets - (1.2)%				(691,298,728)

TOTAL NET ASSETS - 100.0%				$56,418,007,021

(a)	Rate shown represents yield-to-maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$57,109,305,749	—	$57,109,305,749

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

3. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 26, 2012
By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: July 26, 2012